SCHEDULE OF ANTIDILUTIVE SECURITIES EXCLUDED FROM COMPUTATION OF EARNINGS PER SHARE (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	3,715,854	1,190,773
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,161,195	1,161,195
Convertible Note and Tranche [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	2,522,355
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	17,703	18,614
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	14,601	10,964